UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05957

Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Advantage Fund, Inc. (NMA)
January 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 147.2% (100.0% of Total Investments)
	Alaska – 1.2% (0.8% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
$ 1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA+	$ 1,202,659
1,280	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA+	1,366,669
1,500	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula	8/16 at 100.00	A+	1,680,705
	Funds, Series 2006, 5.000%, 8/01/17 – FGIC Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
770	4.625%, 6/01/23	6/14 at 100.00	Ba1	773,165
3,595	5.000%, 6/01/46	6/14 at 100.00	B+	3,177,369
8,270	Total Alaska			8,200,567
	Arizona – 3.0% (2.1% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	7/17 at 100.00	AA–	3,975,914
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	5,302,305
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
10,700	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	11,794,396
	2008A, 5.000%, 7/01/38
19,070	Total Arizona			21,072,615
	California – 24.7% (16.8% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa3	1,371,260
	2000B, 0.000%, 8/01/23 – FGIC Insured
3,500	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	BBB+	3,914,680
	2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,233,546
	2005B, 0.000%, 8/01/28 – AGM Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	1,341,309
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	1,840,439
860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/15 at 100.00	BBB	844,357
	County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26
3,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A (4)	3,011,910
	Health System/West, Series 2003A, 5.000%, 3/01/33 (Pre-refunded 3/01/13)
7,500	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	7,840,500
	Coalinga State Hospital, Series 2004A, 5.125%, 6/01/29
11,200	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A1	11,456,704
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	17,629,120
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,930,595
4,000	California State, General Obligation Bonds, Various Purpose Series 2012, 2.000%, 2/01/13	No Opt. Call	A1	4,000,000
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	2,997,457
	Project, Series 2009, 6.750%, 2/01/38
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	BBB	3,683,649
	Facilities District, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	2/15 at 38.73	Aa3	1,342,540
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	Aa3	1,137,172
6,355	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	8,229,916
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
8,145	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 55.54	Aa1	4,497,995
	Series 2003B, 0.000%, 8/01/25 – FGIC Insured
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A+	1,243,253
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	Aa3	1,790,275
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	A1	905,003
	8/01/32 – FGIC Insured
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA–	1,870,410
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,455	4.500%, 6/01/27	6/17 at 100.00	B	1,378,249
1,000	5.125%, 6/01/47	6/17 at 100.00	B	862,930
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	2,241,150
	Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,044,725
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
1,750	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds,	8/13 at 100.00	AA– (4)	1,792,158
	Election 2002 Series 2004, 5.000%, 8/01/29 (Pre-refunded 8/01/13) – AGM Insured
3,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	3,926,500
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/18 (Pre-refunded 7/01/13) –
	AGM Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,466,850
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	3,056,108
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,270,120
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
	North Orange County Community College District, California, General Obligation Bonds,
	Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	4,974,997
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	2,563,427
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	Aaa	6,128,950
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	A+	3,859,800
	0.000%, 8/01/24 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,203,480
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	13,948,654
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,536,782
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	3,093,999
	Tender Option Bond Trust 3504, 19.698%, 2/01/33 (IF)
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	5,945,232
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
7,205	0.000%, 1/15/23 – NPFG Insured	No Opt. Call	BBB	4,402,399
23,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	BBB	7,063,530
7,250	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	3,139,468
	Obligation Bonds, Series 2005A, 0.000%, 9/01/29 – NPFG Insured
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa2	1,021,554
	Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
223,640	Total California			172,033,152
	Colorado – 9.7% (6.6% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,630,032
	SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA–	9,879,810
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA–	3,823,511
	Series 2009A, 5.500%, 7/01/34
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA–	1,293,566
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	8,212,125
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	BBB+	1,550,130
	Association, Series 2007, 5.250%, 5/15/42
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	3,719,892
	FGIC Insured
1,055	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2005A, 5.000%,	11/15 at 100.00	A+	1,159,540
	11/15/25 – SYNCORA GTY Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,075,280
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	6,113,578
4,340	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,892,222
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,650	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	BBB	2,435,032
8,645	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB	4,912,175
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB	3,606,000
10,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB	4,275,500
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB	4,022,300
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,606,325
	Activity Bonds, Series 2010, 6.000%, 1/15/34
82,490	Total Colorado			67,207,018
	Florida – 4.5% (3.1% of Total Investments)
2,770	Florida Housing Finance Corporation, Housing Revenue Bonds, Stratford Point Apartments, Series	4/13 at 100.00	AA–	2,774,571
	2000O-1, 5.850%, 12/01/31 – AGM Insured (Alternative Minimum Tax)
5,650	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A1 (4)	5,831,139
	10/01/27 (Pre-refunded 10/01/13) – NPFG Insured
2,225	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	Aa2	2,351,514
	11/01/30 – NPFG Insured
590	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/18 at 100.00	AA–	644,050
	System, Series 2008, 5.000%, 5/01/28
14,730	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	16,044,947
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,766,785
	5.000%, 11/15/33
29,265	Total Florida			31,413,006
	Georgia – 1.7% (1.1% of Total Investments)
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	4,275,280
	AGM Insured
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB–	2,959,624
	Center, Series 2004, 5.000%, 12/01/26
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,483,513
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,813,325
	Medical Center Project, Series 2010, 7.625%, 12/01/30
10,650	Total Georgia			11,531,742
	Illinois – 15.5% (10.5% of Total Investments)
1,470	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	1,604,123
	Revenues Series 2011A, 5.000%, 12/01/41
1,700	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	12/14 at 100.00	A+	1,824,559
	Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured
4,345	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	2,286,904
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
4,260	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	1,924,114
	Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,261,788
	5.250%, 12/01/40
17,310	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 –	No Opt. Call	Aa3	5,560,491
	FGIC Insured
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/15 at 100.00	A2	5,684,526
	Series 2004A, 5.000%, 1/01/28 – NPFG Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,151,439
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,705,440
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,153,620
	8/15/47 – AGC Insured (UB)
8,395	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	10,345,998
	Trust 1137, 9.386%, 7/01/15 (IF)
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	2,978,025
	2009, 6.875%, 7/01/15
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,508,080
	Centers, Series 2008A, 6.000%, 8/15/23
5,130	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	4/13 at 100.00	Baa2	5,146,519
	Series 2002, 5.625%, 1/01/28
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A2	8,756,714
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	3,404,340
	5.000%, 1/01/20 – AGM Insured
10,740	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 66.94	A1	6,720,125
	Obligation Bonds, Series 2005B, 0.000%, 1/01/23 – AGM Insured
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	N/R	1,008,921
	General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	933,864
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	972,482
	Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured
6,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	4,159,370
	Expansion Project, Series 1996A, 0.000%, 6/15/24 – NPFG Insured
3,670	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	4,431,525
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
2,410	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	2,559,878
1,940	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	Aa2 (4)	1,955,656
	4/01/23 (Pre-refunded 4/01/13) – AMBAC Insured
1,270	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois,	7/13 at 100.00	A+	1,289,418
	General Obligation Bonds, Series 2003A, 5.000%, 1/01/18 – FGIC Insured
24,125	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	16,669,651
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
133,125	Total Illinois			107,997,570
	Indiana – 4.9% (3.3% of Total Investments)
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	3,029,400
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
1,035	Delaware County Hospital Authority, Indiana, Hospital Revenue Refunding Bonds, Cardinal Health	4/13 at 100.00	N/R	1,037,629
	System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,456,898
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,260	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	1,391,242
	2012A, 5.000%, 5/01/42
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,720,000
	5.250%, 12/01/38
2,035	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2011, 4.000%, 2/01/13	No Opt. Call	AAA	2,035,000
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	3,756,830
	Health, Series 2006B-5, 5.000%, 11/15/36
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+	2,084,420
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
2,435	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	2,664,791
	Indiana, Series 2007, 5.500%, 3/01/37
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	6,733,900
	AMBAC Insured
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	No Opt. Call	N/R	120,761
	1999, 5.450%, 2/15/13 (5)
37,685	Total Indiana			34,030,871
	Iowa – 0.9% (0.6% of Total Investments)
6,300	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	6,018,642
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	250,073
	5.600%, 6/01/34
6,550	Total Iowa			6,268,715
	Kansas – 1.1% (0.8% of Total Investments)
3,530	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,660,857
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A3	1,798,230
	5.300%, 6/01/31 – NPFG Insured
3,560	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	2,351,095
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
8,840	Total Kansas			7,810,182
	Kentucky – 1.4% (1.0% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	7,182,572
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	AA–	1,725,015
	System Obligated Group, Series 2009A, 5.375%, 8/15/24
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	1,114,180
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
8,515	Total Kentucky			10,021,767
	Louisiana – 9.2% (6.3% of Total Investments)
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
150	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	157,542
1,375	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,443,434
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,595,350
	Series 2007A, 5.500%, 5/15/47
28	Lousiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660,	5/16 at 100.00	Aa1	36,751
	16.255%, 5/01/34 (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
20,690	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	22,227,267
10,000	5.000%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	11,068,600
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
4,785	5.500%, 5/15/30	5/13 at 100.00	A1	4,880,652
14,440	5.875%, 5/15/39	5/13 at 100.00	A–	14,728,656
60,468	Total Louisiana			64,138,252
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical	7/21 at 100.00	Baa3	1,277,640
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 2.5% (1.7% of Total Investments)
2,500	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/28	7/14 at 100.00	AA+ (4)	2,668,750
	(Pre-refunded 7/01/14)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	10,005,344
	Lien Series 2010B, 5.000%, 1/01/32
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	695,280
	Series 2008E-1 &2, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	4/13 at 100.00	A–	1,751,435
	Healthcare, Series 1998A, 5.000%, 7/01/28 – AMBAC Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,567,743
	University Issue, Series 2009A, 5.750%, 7/01/39
15,995	Total Massachusetts			17,688,552
	Michigan – 3.3% (2.2% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	2,142,362
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
4,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding Senior	7/16 at 100.00	AA–	4,190,880
	Lien Series 2006D, 5.000%, 7/01/32 – AGM Insured
2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Refunding Series 2005C,	No Opt. Call	A+	2,158,320
	5.000%, 7/01/16 – FGIC Insured
2,615	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,933,272
	7/01/36 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,889,275
	7/01/31 – BHAC Insured
6,250	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa3	2,719,688
	FGIC Insured
2,500	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	2,568,875
	5.000%, 10/15/29 – NPFG Insured
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,178,405
	Series 2008A, 6.875%, 6/01/42
24,890	Total Michigan			22,781,077
	Minnesota – 0.6% (0.4% of Total Investments)
1,915	Independent School District 196, Rosemount, Minnesota, General Obligation Bonds, Series 1995,	No Opt. Call	AA+	1,914,560
	0.000%, 4/01/13 – AGM Insured
2,295	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds,	No Opt. Call	AA+	2,295,000
	Series 2007, 4.000%, 2/01/13
4,210	Total Minnesota			4,209,560
	Missouri – 1.9% (1.3% of Total Investments)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B:
4,400	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	4,535,960
2,045	5.000%, 10/01/32 – AGM Insured	10/13 at 100.00	AA–	2,096,370
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	6,303,585
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
18,450	Total Missouri			12,935,915
	Nevada – 4.6% (3.1% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,502,900
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	5,665,200
	Series 2008, Trust 2633, 19.245%, 7/01/31 – BHAC Insured (IF) (6)
3,395	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water &	6/19 at 100.00	AA+	3,873,593
	Refunding Series 2009D, 5.000%, 6/01/27
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	5,139,150
27,145	Total Nevada			32,180,843
	New Hampshire – 0.2% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,692,765
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.7% (1.9% of Total Investments)
3,050	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	7/14 at 100.00	AAA	3,254,960
	2004D, 5.000%, 7/01/29 (Pre-refunded 7/01/14)
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004A,	6/14 at 100.00	Aaa	4,271,320
	5.250%, 6/15/18 (Pre-refunded 6/15/14) – FGIC Insured
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	7,006,350
	0.000%, 12/15/30 – FGIC Insured
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	4,497,300
	Series 2007-1A, 4.750%, 6/01/34
27,050	Total New Jersey			19,029,930
	New York – 8.9% (6.0% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,266,140
	2011A, 5.250%, 2/15/47
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	A	3,002,575
	Series 2012F, 5.000%, 11/15/26
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	1,301,534
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
4,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/13 at 100.00	BB	4,975,199
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
3,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/13 at 100.00	BB	3,075,270
	British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)
3,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/15 at 100.00	AAA	4,120,264
	Revenue Bonds, Fiscal Series 2005D, 5.000%, 6/15/38
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	12/14 at 100.00	AAA	10,712,300
	Revenue Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/17 at 100.00	AAA	5,632,450
	2007B, 4.750%, 11/01/27
8,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	No Opt. Call	AAA	8,056,160
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2012A, 2.000%, 6/15/13
10,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series	No Opt. Call	AA	10,039,800
	2012A, 2.500%, 4/01/13
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	12/15 at 100.00	BBB–	6,719,959
1,760	6.000%, 12/01/36	12/20 at 100.00	BBB–	2,097,621
58,350	Total New York			61,999,272
	North Carolina – 1.7% (1.2% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,366,960
	5.250%, 1/01/20 – AMBAC Insured
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,898,755
	Health System, Series 2009A, 5.000%, 6/01/42
2,380	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,605,315
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA–	2,186,292
	5.750%, 1/01/39 – AGC Insured
10,780	Total North Carolina			12,057,322
	North Dakota – 0.6% (0.4% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,843,320
	6.000%, 11/01/28
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB–	2,446,139
	5.125%, 7/01/25
3,850	Total North Dakota			4,289,459
	Ohio – 7.1% (4.9% of Total Investments)
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	11,117,000
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,760	5.125%, 6/01/24	6/17 at 100.00	B–	1,631,784
2,700	5.875%, 6/01/30	6/17 at 100.00	B	2,475,927
9,135	5.750%, 6/01/34	6/17 at 100.00	B	8,165,777
3,920	6.000%, 6/01/42	6/17 at 100.00	BB+	3,583,272
6,080	5.875%, 6/01/47	6/17 at 100.00	B	5,498,509
6,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	6,299,249
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	8,160,375
	Project, Series 2009E, 5.625%, 10/01/19
2,650	Ohio, General Obligation Bonds, Higher Education, Series 2003A, 5.000%, 5/01/22	5/13 at 100.00	AA+ (4)	2,682,039
	(Pre-refunded 5/01/13)
49,920	Total Ohio			49,613,932
	Oklahoma – 2.5% (1.7% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,107,570
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,894,375
	Center, Series 2008B, 5.250%, 8/15/38
12,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	12,614,520
	5.000%, 2/15/42
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	2,048,240
	1/01/47 – FGIC Insured
16,675	Total Oklahoma			17,664,705
	Oregon – 0.5% (0.3% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,200,700
	5.000%, 10/01/36
	Pennsylvania – 4.8% (3.2% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	8/19 at 100.00	Aa3	5,651,950
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA–	1,375,300
	AGM Insured
7,100	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/15 at 100.00	AA	7,849,334
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.750%, 8/01/30
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	A–	1,017,840
	Series 2003, 5.375%, 7/15/29
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,544,790
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,476,300
	Bonds, Series 2010A, 0.000%, 12/01/34
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,808,962
	AMBAC Insured
10,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	11,473,400
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.250%, 5/15/30
29,950	Total Pennsylvania			33,197,876
	Puerto Rico – 7.3% (5.0% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	7/22 at 100.00	BBB	2,418,750
	5.125%, 7/01/37
5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 –	7/15 at 100.00	BBB+	5,042,800
	SYNCORA GTY Insured
10,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	BBB+	10,418,700
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
215	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	225,086
10,070	5.250%, 7/01/39 – FGIC Insured	No Opt. Call	BBB	9,948,959
900	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	7/13 at 100.00	BBB–	899,946
	Series 2003, 5.000%, 7/01/28 – CIFG Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	11,017,600
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	9,832,198
	2010C, 5.250%, 8/01/41
1,060	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	BBB+	1,155,103
	NPFG Insured
49,055	Total Puerto Rico			50,959,142
	Rhode Island – 1.2% (0.8% of Total Investments)
1,235	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	4/13 at 100.00	Baa1	1,238,890
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured
7,000	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond	10/14 at 100.00	AA+	7,127,750
	Program, Series 50A, 4.650%, 10/01/34
8,235	Total Rhode Island			8,366,640
	South Carolina – 2.1% (1.4% of Total Investments)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,604,150
	Improvement Bonds, Series 2003, 5.750%, 11/01/28 (Pre-refunded 11/01/13)
2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	BBB (4)	2,261,296
	Series 2004A, 5.250%, 8/15/34 (Pre-refunded 8/15/14) – NPFG Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	3,139,410
	5.000%, 6/01/36 – FGIC Insured
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	882,280
	0.000%, 1/01/23 – FGIC Insured
520	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa3 (4)	530,447
	System, Series 2003A, 5.000%, 1/01/21 (Pre-refunded 7/01/13) – AMBAC Insured
1,605	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	AA–	1,634,773
	System, Series 2003A, 5.000%, 1/01/21 – AMBAC Insured
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	3,284,946
	5.250%, 10/01/40
13,850	Total South Carolina			14,337,302
	South Dakota – 0.4% (0.3% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	3,095,902
	Series 2007, 5.000%, 11/01/40
	Tennessee – 0.2% (0.1% of Total Investments)
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	1,156,640
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	3,765
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5)
2,500	Total Tennessee			1,160,405
	Texas – 11.7% (7.9% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	6,228,544
	Series 2008, 5.000%, 2/15/38
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A	6,624,900
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
3,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/26 –	No Opt. Call	A+	3,285,720
	AMBAC Insured
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa2	2,273,760
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,169,270
	6.000%, 1/01/41
20	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	21,261
	Series 2004, 5.000%, 8/15/33
2,080	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	N/R (4)	2,230,925
	Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	2,401,633
	0.000%, 8/15/26
7,500	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA (4)	7,778,100
	TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,584,400
	NPFG Insured
1,225	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	No Opt. Call	AAA	1,294,066
	Obligation Bonds, Refunding Series 2007C, 5.625%, 2/15/14
2,550	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	2,639,378
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	6,836,838
	5.000%, 8/01/29
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 35.34	AA–	3,137,397
	Bonds, Series 2005, 0.000%, 8/15/34 – FGIC Insured
1,100	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	No Opt. Call	AAA	1,092,421
	Bonds, Series 2007, 0.000%, 8/15/14
13,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	3,287,523
	Bonds, Series 2008, 0.000%, 8/15/39
3,520	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	3,968,765
	Series 2007, 5.000%, 8/15/34
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
2,555	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA–	2,802,094
7,000	0.000%, 1/01/43	1/25 at 100.00	A2	7,843,710
6,735	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	7,357,449
	2012, 5.000%, 12/15/29
1,190	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	No Opt. Call	A–	1,315,890
	Refunding Series 2012A, 5.000%, 8/15/41
3,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series	8/15 at 74.57	AAA	2,172,000
	2005, 0.000%, 8/15/21
94,215	Total Texas			81,346,044
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,324,690
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	1,745,394
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.2% (0.8% of Total Investments)
1,200	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	1,349,124
	System Obligated Group, Series 2013, 5.000%, 11/01/30
1,085	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012B, 0.000%, 7/01/34	No Opt. Call	BBB–	378,361
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,468,690
	Series 2007B2, 5.200%, 6/01/46
3,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,173,169
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
8,950	Total Virginia			8,369,344
	Washington – 1.8% (1.2% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	4/13 at 100.00	AAA	1,277,270
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/17 at 100.00	AA	2,752,083
	Development, Series 2006B, 5.000%, 1/01/32 – NPFG Insured
1,830	Kennewick Public Facilities District, Washington, Sales Tax Revenue Bonds, Series 2003,	6/13 at 100.00	A1 (4)	1,859,442
	5.000%, 12/01/20 (Pre-refunded 6/01/13) – AMBAC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,257,500
	Research Center, Series 2009A, 6.000%, 1/01/33
3,075	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	Baa1	3,148,769
	Series 2002, 6.625%, 6/01/32
1,270	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	945,071
	12/01/24 – NPFG Insured
11,920	Total Washington			12,240,135
	Wisconsin – 0.6% (0.4% of Total Investments)
565	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 –	11/14 at 100.00	Aa2	597,132
	AGM Insured
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA– (4)	3,816,690
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)
3,565	Total Wisconsin			4,413,822
$ 1,121,098	Total Municipal Bonds (cost $933,808,477)			1,024,903,825

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds–0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 202	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	5.500%	7/15/19	N/R	$ 145,334
60	Las Vegas Monorail Company, Senior Interest Bonds (7), (9)	1.000%	6/30/55	N/R	25,092
$ 262	Total Corporate Bonds (cost $0)				170,426
	Total Investments (cost $933,808,477) – 147.2%				1,025,074,251
	Floating Rate Obligations – (6.5)%				(45,488,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.6)% (8)				(296,800,000)
	Other Assets Less Liabilities – 1.9%				13,694,192
	Net Assets Applicable to Common Shares – 100%				$ 696,480,110

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,024,903,825	$ —	$1,024,903,825
Corporate Bonds	—	—	170,426	170,426
Total	$ —	$1,024,903,825	$170,426	$1,025,074,251

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2013, the cost of investments was $891,388,202.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2013, were as follows:

Gross unrealized:
Appreciation	$96,090,751
Depreciation	(7,896,225)
Net unrealized appreciation (depreciation) of investments	$88,194,526

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.0%.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the federal bankruptcy court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2013